ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Natal Agro (Details) - Natal Agro S.R.L. $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 10, 2024 USD ($) shares	Jun. 10, 2024 $ / shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares		116,225
Par value per share | $ / shares			$ 10
Percentage of equity and voting interest acquired		51.00%
Cash payment		$ 215
Regulatory activities		1,120
Total consideration		1,335
Net assets incorporated
Cash and cash equivalents		253
Other financial assets		74
Trade receivables		596
Other receivables		289
Income and minimum presumed income taxes recoverable		20
Inventories		4,031
Property, plant and equipment		817
Intangible assets		122
Right of use asset		169
Trade and other payables		(2,303)
Borrowings		(743)
Employee benefits and social security		(23)
Deferred revenues and advances from customers		(3)
Provisions for contingencies		(356)
Lease liabilities		(169)
Deferred tax liabilities		(501)
Total net assets identified		2,273
Non-controlling interest		1,114
Goodwill		176
Total consideration		$ 1,335
Other disclosures
Revenue of the acquiree since the merger date	$ 750
Profit or loss of the acquiree since the merger date	90
Revenue of the combined entity	3,050
Profit or loss of the combined entity	$ (260)